SHARE-BASED COMPENSATION (Tables)	6 Months Ended
Jun. 28, 2013
Share-based Compensation [Abstract]
Schedule of Compensation Cost for Share-based Payment Arrangements
Total compensation cost recognized in the consolidated statements of operations for the Company's stock-based awards were as follows (in thousands):

	Successor	Predecessor	Successor	Predecessor
	For the Three Months Ended June 28, 2013	For the Three Months Ended June 29, 2012	For the Six Months Ended June 28, 2013	For the Six Months Ended June 29, 2012
Share-based compensation expense	$1,298	$1,499	$2,532	$2,668

Successor [Member]
Share-based Compensation [Abstract]
Schedule of Black-Scholes Weighted-Average Assumptions
The Black-Scholes weighted-average assumptions were as follows:

	Successor		Predecessor	Successor		Predecessor
	For the Three Months Ended June 28, 2013		For the Three Months Ended June 29, 2012	For the Six Months Ended June 28, 2013		For the Six Months Ended June 29, 2012
	Time-Based Awards	Performance-Based Awards	Time-Based Awards	Time-Based Awards	Performance-Based Awards	Time-Based Awards
Stock price	$255.00	$255.00	N/A	$255.00	$255.00	N/A
Expected volatility	48.6%	48.9%	43.5%	48.6%	49.0%	43.5%
Expected dividends	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Risk-free interest rate	1.1%	1.1%	0.8%	1.2%	1.1%	0.9%
Expected life (in years)	6.5	6.3	5.0	6.5	6.3	5.0

Schedule of Share-based Compensation, Stock Options, Activity
A summary of stock options activity under the 2012 Plan for the six months ended June 28, 2013 is presented below:

	Successor
	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value(1)
			(in years)	(in thousands)
Outstanding at December 28, 2012	198,753	$219.72
Granted	13,799	$255.00
Forfeited	1,266	$255.00
Outstanding at June 28, 2013	211,286	$221.81	7.6	$7,013
Vested or expected to vest at June 28, 2013	209,381	$221.51	7.6	$7,013
Exercisable at June 28, 2013	65,079	$147.24	3.8	$7,013
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(1)	The aggregate intrinsic value represents the amount by which the fair value of the underlying stock at period end exceeds the stock option exercise price.